Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of share-based payment arrangement [Abstract]
Schedule of stock options and weighted average exercise prices of share options
We have granted stock options to acquire common stock through our stock option plan. Our stock option activity for the years ended December 31 was as follows:

	2022		2021		2020
	Number of options	Weighted Average Exercise Price $	Number of options	Weighted Average Exercise Price $	Number of options	Weighted Average Exercise Price $
Outstanding, beginning of year	5,334,420	3.53	3,764,055	4.08	2,246,947	5.31
Granted	1,005,000	2.04	1,832,500	2.99	1,817,500	3.19
Forfeited	(62,962)	3.83	(110,612)	6.21	(141,418)	3.84
Expired	(304,940)	10.80	(28,364)	37.63	(25,520)	62.49
Exercised	(8,333)	1.45	(123,159)	1.94	(133,454)	1.81
Outstanding, end of year	5,963,185	2.91	5,334,420	3.53	3,764,055	4.08
Exercisable, end of year	4,420,482	3.01	3,165,679	3.82	2,164,551	4.84

Schedule of stock options outstanding and exercisable by range of exercise price
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2022:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.89	1,002,498	1.76	1.39	799,998	1.40
$1.90 - $3.05	1,724,442	3.31	2.34	1,001,738	2.37
$3.06 - $3.29	1,532,500	1.95	3.17	1,532,500	3.17
$3.30 - $3.75	1,393,131	2.87	3.42	775,632	3.43
$3.76 - $27.46	310,614	2.19	7.39	310,614	7.39
	5,963,185	2.54	2.91	4,420,482	3.01

Schedule of weighted average remaining contractual life and outstanding stock options by exercise price
The following table summarizes our outstanding equity warrants:

	Number of Warrants Outstanding	Warrant
As at December 31, 2019	16,445,000	$3,618
As at December 31, 2020	16,443,500	$3,618
As at December 31, 2021	16,443,500	$3,618
Expired	(16,443,500)	(3,618)
As at December 31, 2022	—	$—
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2022:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.89	1,002,498	1.76	1.39	799,998	1.40
$1.90 - $3.05	1,724,442	3.31	2.34	1,001,738	2.37
$3.06 - $3.29	1,532,500	1.95	3.17	1,532,500	3.17
$3.30 - $3.75	1,393,131	2.87	3.42	775,632	3.43
$3.76 - $27.46	310,614	2.19	7.39	310,614	7.39
	5,963,185	2.54	2.91	4,420,482	3.01

Disclosure weighted average assumptions and fair value of options
The estimated fair value of stock options granted during the years ended December 31 were determined using the following weighted average assumptions:

	2022	2021	2020
Risk-free interest rate	3.35%	0.66%	0.34%
Expected life	3.0 years	3.0 years	3.0 years
Expected share price volatility	96.02%	110.45%	110.82%
Expected dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$1.24	$1.99	$2.12

Schedule of number of other equity instruments
Our RSU activity for the years ended December 31 was as follows:

	2022	2021	2020
Outstanding, beginning of year	40,560	134,618	209,657
Granted	—	—	154,923
Released	(40,560)	(94,058)	(229,962)
Outstanding, end of year	—	40,560	134,618
(1) The weighted average fair value of the RSUs granted was nil in 2022 (2021 - nil; 2020 - $2.41).